Annual Total Returns- Federated Hermes New York Municipal Cash Trust (Wealth Shares Only) [BarChart] - Wealth Shares Only - Federated Hermes New York Municipal Cash Trust - WS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.12%	0.05%	0.02%	0.01%	0.02%	0.22%	0.64%	1.17%	1.26%	0.41%